GOODWILL AND INTANGIBLE ASSETS (Details 1) (USD $)	Aug. 31, 2013	Feb. 28, 2013	Feb. 29, 2012	Aug. 31, 2013 Patent litigation	Feb. 28, 2013 Patent litigation	Feb. 29, 2012 Patent litigation	Aug. 31, 2013 Patents	Feb. 28, 2013 Patents	Feb. 29, 2012 Patents	Aug. 31, 2013 Acquired technology	Feb. 28, 2013 Acquired technology	Feb. 29, 2012 Acquired technology	Aug. 31, 2013 Customer relationships	Feb. 28, 2013 Customer relationships	Feb. 29, 2012 Customer relationships	Aug. 31, 2013 Customer relationships Minimum [Member]	Feb. 28, 2013 Customer relationships Minimum [Member]	Feb. 29, 2012 Customer relationships Minimum [Member]	Aug. 31, 2013 Customer relationships Maximum [Member]	Feb. 28, 2013 Customer relationships Maximum [Member]	Feb. 28, 2012 Customer relationships Maximum [Member]	Aug. 31, 2013 Software	Feb. 28, 2013 Software	Feb. 29, 2012 Software	Aug. 31, 2013 Non-compete agreements	Feb. 28, 2013 Non-compete agreements	Feb. 29, 2012 Non-compete agreements	Aug. 31, 2013 Trade names	Feb. 28, 2013 Trade names	Feb. 29, 2012 Trade names	Aug. 31, 2013 Indefinite Trade Name	Feb. 28, 2013 Indefinite Trade Name
Weighted Average Amortization Period (In months)				84 months	84 months	84 months	120 months	120 months	120 months	60 months	60 months	60 months				60 months	60 months	60 months	72 months	72 months	72 months	36 months	36 months	36 months	36 months	36 months	36 months	24 months	24 months	24 months
Gross Carrying Amount	$ 36,159,524	$ 39,384,915	$ 42,983,113	$ 4,269,973	$ 4,038,904	$ 5,471,107	$ 717,846	$ 4,174,306	$ 6,340,300	$ 7,270,000	$ 7,270,000	$ 7,270,000	$ 12,850,000	$ 12,850,000	$ 12,850,000							$ 2,095,705	$ 2,095,705	$ 2,095,706	$ 212,000	$ 212,000	$ 212,000	$ 44,000	$ 44,000	$ 8,744,000	$ 87,000,000	$ 8,700,000
Accumulated Amortization	12,561,110	10,072,878	6,211,528	1,516,346	1,060,109	950,150	87,183	51,356	292,297	3,192,750	2,465,750	1,011,750	5,413,126	4,143,958	1,605,625							2,095,705	2,095,705	2,095,706	212,000	212,000	212,000	44,000	44,000	44,000
Impairment Loss		11,996,269			3,528,386			8,467,883
Transfer to Held For Sale		3,500,000						3,500,000
Net Carrying Value	$ 23,598,414	$ 25,812,037	$ 36,771,585	$ 2,753,627	$ 2,978,795	$ 4,520,957	$ 630,663	$ 622,950	$ 6,048,003	$ 4,077,250	$ 4,804,250	$ 6,258,250	$ 7,436,874	$ 8,706,042	$ 11,244,375															$ 8,700,000	$ 87,000,000	$ 8,700,000